UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-07309

                      (Investment Company Act File Number)


                  Federated Total Return Government Bond Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  02/28/07


               Date of Reporting Period:  Quarter ended 11/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    U.S. TREASURY--68.9%
                    U.S. TREASURY BONDS-16.0%
  $   5,500,000   1 4.500%, 2/15/2036                                                                                $     5,444,141
        325,000     12.000%, 8/15/2013                                                                                       363,235
      2,200,000     11.250%, 2/15/2015                                                                                     3,215,695
      5,500,000     7.250%, 5/15/2016 - 8/15/2022                                                                          6,794,989
      2,050,000     8.750%, 5/15/2017                                                                                      2,766,374
      1,000,000     8.125%, 5/15/2021                                                                                      1,363,138
      4,000,000     7.125%, 2/15/2023                                                                                      5,107,231
     23,500,000   1 6.250%, 8/15/2023 - 5/15/2030                                                                         28,035,209
      1,500,000     7.500%, 11/15/2024                                                                                     2,012,327
      9,500,000     6.875%, 8/15/2025                                                                                     12,086,178
      6,598,000   1 5.375%, 2/15/2031                                                                                      7,313,756
                       TOTAL                                                                                              74,502,273
                    U.S. TREASURY NOTES-52.9%
     19,800,000   1 3.375%, 2/15/2008 - 11/15/2008                                                                        19,416,547
      5,000,000   1 3.125%, 9/15/2008                                                                                      4,871,664
     44,609,000   1 4.875%, 10/31/2008 - 2/15/2012                                                                        45,121,711
      2,800,000     5.500%, 5/15/2009                                                                                      2,862,936
      2,000,000     6.000%, 8/15/2009                                                                                      2,074,616
     18,500,000     4.500%, 2/15/2009 - 2/15/2036                                                                         18,496,875
     12,000,000   1 4.625%, 11/15/2009                                                                                    12,037,500
      5,000,000   1 3.875%, 5/15/2010                                                                                      4,906,240
     77,500,000   1 4.250%, 10/15/2010 - 8/15/2015                                                                        76,730,339
     25,000,000   1 4.375%, 12/15/2010 - 8/15/2012                                                                        24,939,779
      5,000,000     4.750%, 3/31/2011                                                                                      5,056,762
      9,000,000     4.000%, 2/15/2014                                                                                      8,749,981
      8,380,000   1 5.125%, 5/15/2016                                                                                      8,799,410
     12,058,320     U.S. Treasury Inflation Protected Note, Series D-2016, 2.500%, 7/15/2016                              12,418,386
                       TOTAL                                                                                             246,482,746
                       TOTAL U.S. TREASURY                                                                               320,985,019
                        (IDENTIFIED COST $313,804,696)
                    GOVERNMENT AGENCIES--6.9%
                    FEDERAL HOME LOAN BANK SYSTEM--2.8%
      3,000,000     6.730%, 6/22/2009                                                                                      3,137,483
        900,000     6.500%, 11/13/2009                                                                                       941,509
      1,300,000     7.375%, 2/12/2010                                                                                      1,398,167
      4,450,000     7.625%, 5/14/2010                                                                                      4,848,375
      2,500,000     6.875%, 8/13/2010                                                                                      2,675,796
                       TOTAL                                                                                              13,001,330
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--3.7%
      5,000,000     4.625%, 2/21/2008                                                                                      4,978,244
      9,000,000     5.000%, 7/23/2008                                                                                      8,988,140
         70,000     6.750%, 9/15/2029                                                                                         87,451
      3,000,000   2 5.625%, 11/23/2035                                                                                     2,986,628
                       TOTAL                                                                                              17,040,463
                    FEDERAL AGRICULTURAL MORTGAGE ASSOCIATION--0.4%
      1,700,000     8.070%, 4/16/2007                                                                                      1,717,500
                       TOTAL GOVERNMENT AGENCIES                                                                          31,759,293
                        (IDENTIFIED COST $30,870,058)
                    MORTGAGE BACKED SECURITIES--11.1%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--8.2%
      9,760,439     6.000%, 7/1/2021 - 8/1/2021                                                                            9,933,078
     19,043,288   3 5.000%, 12/1/2035 - 12/1/2036                                                                         18,612,635
      9,568,730     5.500%, 2/1/2036 - 3/1/2036                                                                            9,537,738
                       TOTAL                                                                                              38,083,451
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.7%
         29,883     7.500%, 6/1/2012                                                                                          31,007
     12,372,467   3 6.000%, 6/1/2035 - 12/1/2036                                                                          12,505,139
                       TOTAL                                                                                              12,536,146
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.2%
         99,661     7.500%, 10/15/2026 - 10/15/2027                                                                          104,652
        626,707     7.000%, 8/15/2027                                                                                        652,606
         93,509     8.000%, 10/15/2027                                                                                        99,553
        377,856     6.500%, 10/15/2031                                                                                       389,804
                       TOTAL                                                                                               1,246,615
                       TOTAL MORTGAGE BACKED SECURITIES                                                                   51,866,212
                        (IDENTIFIED COST $50,904,204)
                    COLLATERALIZED MORTGAGE OBLIGATIONS--2.4%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC--2.4%
     11,076,000     REMIC 2939 DK, 5.500%, 2/15/2030                                                                      11,084,965
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--0.0%
         31,081     REMIC 1988-16 B, 9.500%, 6/25/2018                                                                        33,637
         13,112     REMIC 1989-35 G, 9.500%, 7/25/2019                                                                        14,328
                       TOTAL                                                                                                  47,965
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          11,132,930
                        (IDENTIFIED COST $11,289,456)
                    ADJUSTABLE RATE MORTGAGES--6.6%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION ARM--3.5%
      6,938,293     ARM, 5.332%, 12/1/2035                                                                                 6,966,692
      6,728,052     ARM, 5.612%, 7/1/2036                                                                                  6,778,855
      2,446,199     ARM, 5.720%, 9/1/2036                                                                                  2,471,403
                       TOTAL                                                                                              16,216,950
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--3.1%
      8,358,049     ARM, 5.621%, 4/1/2033                                                                                  8,434,650
      3,630,327     ARM, 5.484%, 11/1/2035                                                                                 3,648,207
      2,259,981     ARM, 5.466%, 5/1/2036                                                                                  2,279,199
                       TOTAL                                                                                              14,362,056
                       TOTAL ADJUSTABLE RATE MORTGAGES                                                                    30,579,006
                        (IDENTIFIED COST $30,383,395)
                    REPURCHASE AGREEMENTS-51.8%
     21,000,000   4 Interest in $188,862,000 joint repurchase agreement 5.270%, dated 11/13/2006 under which Banc         21,000,000
                    of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/25/2036 for $189,663,772 on 12/12/2006. The market value of the underlying securities at the end of the period was $194,449,903 (segregated pending settlement of dollar-roll transactions).
     14,651,000     Interest in $2,000,000,000 joint repurchase agreement 5.320%, dated 11/30/2006 under which            14,651,000
                    Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358.
    103,000,000     Interest in $2,750,000,000 joint repurchase agreement 5.320%, dated 11/30/2006 under which           103,000,000
                    Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/18/2016 for $2,750,406,389 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,805,000,660 (purchased with proceeds from securities lending collateral).
    102,718,000     Interest in $2,450,000,000 joint repurchase agreement 5.320%, dated 11/30/2006 under which           102,718,000
                    UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 11/1/2036 for $2,450,362,056 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,509,908,960 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             241,369,000
                       TOTAL INVESTMENTS-147.7%                                                                          687,691,460
                        (IDENTIFIED COST $678,620,809)5
                       OTHER ASSETS AND LIABILITIES---NET-(47.7)%                                                      (222,051,493)
                       TOTAL NET ASSETS---100%                                                                       $   465,639,967


1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of November 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED        MARKET VALUE OF COLLATERAL
     $199,656,784                             $205,718,000

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

3    All or a portion of this security is subject to dollar-roll transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 At November 30, 2006, the cost of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $678,620,809. The net unrealized appreciation of investments for federal tax purposes was $9,070,651. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,402,808 and net unrealized depreciation from investments for those securities having an excess of cost over value of $332,157.

     At November 30, 2006, the Fund had the following outstanding futures contracts:

     DESCRIPTION              NUMBER OF  NOTIONAL   EXPIRATION    UNREALIZED
                              CONTRACTS  VALUE      DATE          APPRECIATION
     6U.S. Treasury Note
      10 Year Futures           140     $15,286,250   March 2007  $49,723

6    Non-income producing security.



Note:         The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007


BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007